                              HSBC INVESTOR FUNDS

                         SUPPLEMENT DATED MARCH 1, 2004
                     TO THE PROSPECTUS DATED MARCH 1, 2004

                HSBC INVESTOR CASH MANAGEMENT MONEY MARKET FUND
                    HSBC INVESTOR TAX-FREE MONEY MARKET FUND

The HSBC Investor Cash Management Money Market Fund and the HSBC Investor Tax-Free Money Market Fund, each described in the Prospectus, have not commenced operations as of the date of this Supplement and are not currently available for sale.

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE